Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Dates
30-Nov-2024
Actual/360 Days
31
30/360 Days
30
16-Dec-2024
15-Dec-2024
Collection Period No.
11
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1, A-2B Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Nov-2024
12-Dec-2024
13-Dec-2024
16-Dec-2024
15-Nov-2024
15-Nov-2024
Summary
Beginning
Balance
0.00
163,333,291.27
163,333,291.28
476,600,000.00
98,010,000.00
Principal
Payment
0.00
16,740,755.29
16,740,755.29
0.00
0.00
Ending
Balance
0.00
146,592,535.98
146,592,535.99
476,600,000.00
98,010,000.00
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
68.469347
68.469347
0.000000
0.000000
Initial
Balance
295,700,000.00
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Note
Factor
0.000000
0.599560
0.599560
1.000000
1.000000
901,276,582.55
867,795,071.97
33,481,510.58
T
otal Note Balance
1,359,310,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
34,854,167.03
936,130,749.58
43,795,612.24
979,926,361.82
34,854,167.03
902,649,239.00
42,097,030.04
944,746,269.04
34,856,681.09
1,394,166,681.09
65,292,162.27
1,459,458,843.36
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
34,856,681.09
34,854,167.03
34,854,167.03
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.060000%
5.175630%
4.800000%
4.790000%
Interest Payment
0.00
688,722.04
727,942.59
1,906,400.00
391,223.25
Interest per
$1000 Fac
e
Amount
0.000000
2.816859
2.977270
4.000000
3.991667
Interest & Principal
Payment
0.00
17,429,477.33
17,468,697.88
1,906,400.00
391,223.25
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
71.286206
71.446617
4.000000
3.991667
$37,195,798.46
T
otal
$3,714,287.88

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
40,530,101.35
0.00
40,530,101.35
32,074,177.25
6,211,501.53
1,241,423.27
849,411.00
0.00
0.00
153,588.30
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
816,605.30
0.00
0.00
3,714,287.88
0.00
0.00
33,481,510.58
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
40,530,101.35
2,517,697.59
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
816,605.30
0.00
0.00
0.00
816,605.30
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,714,287.88
0.00
688,722.04
727,942.59
1,906,400.00
391,223.25
0.00
0.00
0.00
0.00
0.00
0.00
3,714,287.88
0.00
688,722.04
727,942.59
1,906,400.00
391,223.25
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,714,287.88
3,714,287.88
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
33,481,510.58
0.00
0.00
0.00
33,481,510.58
Aggregate Principal Distributabl
e
Amount
33,481,510.58
33,481,510.58
0.00

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,485,416.70
0.00
3,485,416.70
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
12,319.29
141,269.01
153,588.30
3,485,416.70
0.00
12,319.29
12,319.29
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Pool Statistics
Pool Data
7.91%
49.67
19.97
Cutoff Date Pool Balance
Amount
1,459,458,843.36
Pool Balance beginning of Collection Period
979,926,361.82
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
944,746,269.04
22,012
22,696
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,733
19,045,703.18
13,028,474.07
0.00
3,105,915.53
Pool Factor
64.73%
7.74%
60.69
8.92

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
22,012
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.70%
0.88%
0.28%
0.14%
100.00%
932,507,762.43
8,290,484.89
2,607,389.93
1,340,631.79
944,746,269.04
21,799
149
43
21
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.418%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
19,478.12
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.237%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
11,862,177.40
1,053,762.46
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
67
609
Losses
(1)
Amount
3,105,915.53
1,230,433.66
821,719.41
Number of Receivables
Number of Receivables
Amount
28,165,295.78
10,960,787.97
5,342,330.41
Current
Cumulative
0.813%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.314%
Prior Collection Period
1.314 % Second Prior
Collection
Period
1.174
%
Third
Prior
Collection
Period
1.145%